Financing Activities (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Feb. 21, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Shares of Company
Beginning Balance, Shares			513,450,036	512,210,644	512,048,520		511,389,173
Issued				1,239,392	162,124		659,347
Ending Balance, Shares				513,450,036	512,210,644		512,048,520
Treasury Stock, Shares, Beginning Balance			20,204,160	20,205,046	20,336,592		20,336,592
Partners' Capital Account, Units, Treasury Units Reissued	[1]			(886)	(131,546)
Treasury Stock, Shares, Ending Balance				20,204,160	20,205,046		20,336,592
Long-term Debt
Senior Unsecured Notes				$ 18,903.3	$ 16,478.3
Pollution Control Bonds	[2]			1,643.8	1,621.7
Notes Payable	[3]			204.7	260.8
Securitization Bonds				1,111.4	1,416.5
Spent Nuclear Fuel Obligation	[4]			273.6	268.6
Other Long-term Debt				1,209.9	1,127.4
Total Long-term Debt Outstanding				23,346.7	21,173.3
Outstanding Long-term Debt
Principal Amount, 2019				1,698.5
Principal Amount, 2020				1,508.3
Principal Amount, 2021				1,961.5
Principal Amount, 2022				1,668.4
Principal Amount, 2023				539.6
Principal Amount, After 2023				16,150.9
Principal Amount, Total				23,527.2
Unamortized Discount, Net and Debt Issuance Costs				(180.5)
Total Long-term Debt Outstanding				23,346.7	21,173.3
Short-term Debt
Securitized Debt for Receivables	[5]			750.0	718.0
Commercial Paper				1,160.0	898.6
Notes Payable				0.0	22.0
Total Short-term Debt				$ 1,910.0	$ 1,638.6
Securitized Debt for Receivables	[5],[6]			2.16%	1.22%
Comparative Accounts Receivable Information
Effective Interest Rates on Securitization of Accounts Receivable				2.16%	1.22%		0.70%
Net Uncollectible Accounts Receivable Written Off				$ 27.6	$ 23.4		$ 23.7
Customer Accounts Receivable Managed Portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts				972.5	925.5
Total Principal Outstanding				750.0	718.0
Delinquent Securitized Accounts Receivable				50.3	41.1
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable				27.5	28.7
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable				281.4	303.2
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				16,195.7	15,424.9		16,380.1
Financing Activities (Textuals)
Repayments of Long-term Debt				2,782.0	3,087.9		1,794.9
Proceeds from Issuance of Long-term Debt				4,945.7	3,854.1		2,594.9
Total Commitment From Bank Conduits To Finance Receivables				750.0
Reaquired Pollution Control Bonds Held by Trustees				$ 574.0
Maximum Percentage Debt to Capitalization				67.50%
Restricted Net Assets				$ 12,400.0
Retained Earnings Available to Pay Dividends				7,700.0
Dividend Restrictions	[7]			1,591.4
Dividends Paid on Common Stock				(1,255.5)	$ (1,191.9)		(1,121.0)
Credit Facilities, Total				4,000.0
Maximum Amount of Commercial Paper Outstanding				$ 2,300.0
Weighted Average Interest Rate of Commercial Paper Outstanding During Year				2.332%
Commercial Paper [Member]
Short-term Debt
Debt, Weighted Average Interest Rate	[6]			2.9649%	1.85%
Loans Payable [Member]
Short-term Debt
Debt, Weighted Average Interest Rate	[6]			0.00%	2.92%
AEP Texas Inc. [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,398.4	$ 1,932.2
Pollution Control Bonds				490.9	490.5
Securitization Bonds				791.2	1,026.1
Other Long-term Debt				200.8	200.5
Total Long-term Debt Outstanding				3,881.3	3,649.3
Outstanding Long-term Debt
Principal Amount, 2019				501.1
Principal Amount, 2020				377.7
Principal Amount, 2021				66.2
Principal Amount, 2022				493.0
Principal Amount, 2023				195.0
Principal Amount, After 2023				2,275.5
Principal Amount, Total				3,908.5
Unamortized Discount, Net and Debt Issuance Costs				(27.2)
Total Long-term Debt Outstanding				3,881.3	3,649.3
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				1,493.0
Financing Activities (Textuals)
Repayments of Long-term Debt				266.1	323.1		428.7
Proceeds from Issuance of Long-term Debt				$ 494.0	749.6		199.2
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 353.7
Dividends Paid on Common Stock				0.0	0.0		$ (34.0)
AEP Texas Inc. [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				390.6	296.0
Maximum Loans to Money Pool				106.9	451.7
Average Borrowings from Money Pool				176.0	194.8
Average Loans to Money Pool				47.1	264.6
Net Loans (Borrowings) to/from Money Pool				(216.0)	103.5
Authorized Short Term Borrowing Limit				$ 500.0	$ 400.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				2.97%	1.85%		1.02%
Minimum Interest Rate				1.81%	0.92%		0.69%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.26%	1.29%		0.88%
Average Interest Rate For Funds Loaned				2.29%	1.26%		0.72%
AEP Texas Inc. [Member] | Nonutility [Member]
Maximum Interest Rate for Funds Borrowed				0.00%	0.00%		1.11%
Minimum Interest Rate For Funds Borrowed				0.00%	0.00%		0.97%
Maximum Interest Rate For Funds Loaned				2.97%	1.85%		1.02%
Minimum Interest Rate for Funds Loaned				1.83%	0.00%		0.75%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Loans to Money Pool				$ 8.4	$ 8.6
Average Loans to Money Pool				8.1	8.3
Net Loans (Borrowings) to/from Money Pool				$ 8.0	$ 8.4
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.00%	0.00%		1.00%
Average Interest Rate For Funds Loaned				2.36%	1.32%		0.86%
AEP Texas Inc. [Member] | Direct Borrowing [Member]
Maximum Interest Rate for Funds Borrowed				0.00%	0.00%		0.98%
Minimum Interest Rate For Funds Borrowed				0.00%	0.00%		0.69%
Maximum Interest Rate For Funds Loaned				0.00%	0.00%		1.02%
Minimum Interest Rate for Funds Loaned				0.00%	0.00%		0.99%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.00%	0.00%		0.83%
Average Interest Rate For Funds Loaned				0.00%	0.00%		1.00%
AEP Transmission Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,823.0	$ 2,550.4
Total Long-term Debt Outstanding				2,823.0	2,550.4	[8]
Outstanding Long-term Debt
Principal Amount, 2019				85.0
Principal Amount, 2020				0.0
Principal Amount, 2021				50.0
Principal Amount, 2022				104.0
Principal Amount, 2023				60.0
Principal Amount, After 2023				2,551.0
Principal Amount, Total				2,850.0
Unamortized Discount, Net and Debt Issuance Costs				(27.0)
Total Long-term Debt Outstanding				2,823.0	2,550.4	[8]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				832.0
Financing Activities (Textuals)
Repayments of Long-term Debt				50.0	0.0		$ 300.0
Proceeds from Issuance of Long-term Debt				321.0	617.6		$ 686.9
Sub-Limit of Secured Debt				$ 50.0
Maximum Percentage of Consolidated Tangible Net Assets				10.00%
Tangible Capital to Tangible Assets				0.60%
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 0.0
AEP Transmission Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				371.3	467.2
Maximum Loans to Money Pool				276.4	268.0
Average Borrowings from Money Pool				177.9	180.5
Average Loans to Money Pool				58.4	119.8
Net Loans (Borrowings) to/from Money Pool				35.8	109.2
Authorized Short Term Borrowing Limit	[9]			$ 795.0	$ 795.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				2.97%	1.85%		1.02%
Minimum Interest Rate				1.81%	0.92%		0.69%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.27%	1.36%		0.85%
Average Interest Rate For Funds Loaned				2.10%	1.27%		0.83%
AEP Transmission Co [Member] | Direct Borrowing [Member]
Maximum Interest Rate for Funds Borrowed				2.97%	1.85%		1.02%
Minimum Interest Rate For Funds Borrowed				1.76%	0.92%		0.69%
Maximum Interest Rate For Funds Loaned				2.97%	1.85%		1.02%
Minimum Interest Rate for Funds Loaned				1.76%	0.92%		0.69%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				$ 1.2	$ 4.1
Maximum Loans to Money Pool				104.7	151.9
Average Borrowings from Money Pool				1.1	1.1
Average Loans to Money Pool				49.8	39.3
Borrowings from Parent				1.2	1.1
Loans to Parent				16.9	22.5
Authorized Short Term Borrowing Limit	[10]			$ 75.0	$ 75.0
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.36%	1.33%		0.83%
Average Interest Rate For Funds Loaned				2.36%	1.36%		0.87%
Appalachian Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 3,047.3	$ 3,045.1
Pollution Control Bonds	[2]			616.0	512.2
Securitization Bonds				272.3	295.9
Other Long-term Debt				127.0	126.9
Total Long-term Debt Outstanding				4,062.6	3,980.1
Outstanding Long-term Debt
Principal Amount, 2019				430.7
Principal Amount, 2020				90.3
Principal Amount, 2021				393.0
Principal Amount, 2022				230.4
Principal Amount, 2023				26.6
Principal Amount, After 2023				2,924.4
Principal Amount, Total				4,095.4
Unamortized Discount, Net and Debt Issuance Costs				(32.8)
Total Long-term Debt Outstanding				4,062.6	3,980.1
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				133.3	136.2
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				2,993.2
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,421.0	1,372.8		$ 1,412.5
Financing Activities (Textuals)
Repayments of Long-term Debt				124.0	377.9		213.6
Proceeds from Issuance of Long-term Debt				$ 203.2	320.9		$ 314.0
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 17.6
Appalachian Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				295.5	231.5
Maximum Loans to Money Pool				23.7	160.7
Average Borrowings from Money Pool				175.3	144.3
Average Loans to Money Pool				23.3	30.0
Net Loans (Borrowings) to/from Money Pool				(182.6)	(162.5)
Authorized Short Term Borrowing Limit				$ 600.0	$ 600.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				2.97%	1.85%		1.02%
Minimum Interest Rate				1.81%	0.92%		0.69%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.26%	1.28%		0.80%
Average Interest Rate For Funds Loaned				2.21%	1.29%		0.82%
Indiana Michigan Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,149.0	$ 1,809.0
Pollution Control Bonds	[2]			264.5	264.6
Notes Payable	[3]			135.8	188.6
Spent Nuclear Fuel Obligation	[4]			273.6	268.6
Other Long-term Debt				212.5	214.3
Total Long-term Debt Outstanding				3,035.4	2,745.1
Outstanding Long-term Debt
Principal Amount, 2019				155.4
Principal Amount, 2020				41.6
Principal Amount, 2021				256.4
Principal Amount, 2022				7.0
Principal Amount, 2023				252.4
Principal Amount, After 2023				2,351.5
Principal Amount, Total				3,064.3
Unamortized Discount, Net and Debt Issuance Costs				(28.9)
Total Long-term Debt Outstanding				3,035.4	2,745.1
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				152.9	136.5
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				2,381.0
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,843.0	1,612.9		$ 1,596.2
Financing Activities (Textuals)
Repayments of Long-term Debt				884.9	260.7		100.2
Proceeds from Issuance of Long-term Debt				$ 1,168.1	530.1		$ 569.4
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 454.1
Indiana Michigan Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				322.1	367.4
Maximum Loans to Money Pool				657.8	12.6
Average Borrowings from Money Pool				255.5	204.9
Average Loans to Money Pool				110.7	12.6
Net Loans (Borrowings) to/from Money Pool				11.6	(199.2)
Authorized Short Term Borrowing Limit				$ 500.0	$ 500.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				2.97%	1.85%		1.02%
Minimum Interest Rate				1.81%	0.92%		0.69%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.16%	1.27%		0.80%
Average Interest Rate For Funds Loaned				2.08%	1.29%		0.80%
Ohio Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 1,635.5	$ 1,591.4
Pollution Control Bonds				32.3	32.3
Securitization Bonds				47.8	94.5
Other Long-term Debt				1.0	1.1
Total Long-term Debt Outstanding				1,716.6	1,719.3
Outstanding Long-term Debt
Principal Amount, 2019				47.9
Principal Amount, 2020				0.1
Principal Amount, 2021				500.1
Principal Amount, 2022				0.1
Principal Amount, 2023				0.1
Principal Amount, After 2023				1,182.8
Principal Amount, Total				1,731.1
Unamortized Discount, Net and Debt Issuance Costs				(14.5)
Total Long-term Debt Outstanding				1,716.6	1,719.3
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				395.2	367.4
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				3,079.9
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				2,674.5	2,339.0		$ 2,633.0
Financing Activities (Textuals)
Repayments of Long-term Debt				397.1	46.4		395.9
Proceeds from Issuance of Long-term Debt				392.8	0.0		$ 0.0
Reaquired Pollution Control Bonds Held by Trustees				345.0
Dividend Restrictions				0.0
Ohio Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				270.8	280.6
Maximum Loans to Money Pool				225.0	56.2
Average Borrowings from Money Pool				167.8	137.0
Average Loans to Money Pool				189.4	27.9
Net Loans (Borrowings) to/from Money Pool				(114.1)	(87.8)
Authorized Short Term Borrowing Limit				$ 500.0	$ 400.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				2.97%	1.85%		1.02%
Minimum Interest Rate				1.81%	0.92%		0.69%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.18%	1.37%		0.85%
Average Interest Rate For Funds Loaned				2.47%	0.98%		0.74%
Public Service Co Of Oklahoma [Member]
Shares of Company
Beginning Balance, Shares			10,482,000	10,482,000
Ending Balance, Shares				10,482,000	10,482,000
Long-term Debt
Senior Unsecured Notes				$ 1,144.9	$ 1,144.1
Pollution Control Bonds				12.6	12.6
Other Long-term Debt				129.5	129.8
Total Long-term Debt Outstanding				1,287.0	1,286.5
Outstanding Long-term Debt
Principal Amount, 2019				375.5
Principal Amount, 2020				13.2
Principal Amount, 2021				250.5
Principal Amount, 2022				0.5
Principal Amount, 2023				0.5
Principal Amount, After 2023				652.0
Principal Amount, Total				1,292.2
Unamortized Discount, Net and Debt Issuance Costs				(5.2)
Total Long-term Debt Outstanding				1,287.0	1,286.5
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				109.7	115.1
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				1,536.4
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,484.6	1,337.0		$ 1,269.3
Financing Activities (Textuals)
Repayments of Long-term Debt				0.5	0.5		275.4
Proceeds from Issuance of Long-term Debt				$ 0.0	0.0		$ 274.2
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 152.7
Public Service Co Of Oklahoma [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				193.7	185.2
Maximum Loans to Money Pool				31.8	0.0
Average Borrowings from Money Pool				104.5	119.3
Average Loans to Money Pool				12.9	0.0
Net Loans (Borrowings) to/from Money Pool				(105.5)	(149.6)
Authorized Short Term Borrowing Limit				$ 300.0	$ 300.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				2.97%	1.85%		1.02%
Minimum Interest Rate				1.81%	0.92%		0.69%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.27%	1.32%		0.96%
Average Interest Rate For Funds Loaned				1.98%	0.00%		0.83%
Southwestern Electric Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,427.0	$ 2,110.7
Pollution Control Bonds				53.5	135.1
Notes Payable	[3]			68.9	72.1
Other Long-term Debt				164.0	124.0
Total Long-term Debt Outstanding				2,713.4	2,441.9
Outstanding Long-term Debt
Principal Amount, 2019				59.7
Principal Amount, 2020				121.2
Principal Amount, 2021				6.2
Principal Amount, 2022				281.2
Principal Amount, 2023				6.2
Principal Amount, After 2023				2,262.9
Principal Amount, Total				2,737.4
Unamortized Discount, Net and Debt Issuance Costs				(24.0)
Total Long-term Debt Outstanding				2,713.4	2,441.9
Short-term Debt
Notes Payable				0.0	22.0
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				150.3	138.2
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				1,817.0
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,736.1	1,563.4		$ 1,531.7
Financing Activities (Textuals)
Repayments of Long-term Debt				794.5	353.7		3.3
Proceeds from Issuance of Long-term Debt				$ 1,065.7	114.6		406.7
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 526.4
Dividends Paid on Common Stock				(4.3)	(13.6)		$ (4.2)
Southwestern Electric Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				200.1	187.5
Maximum Loans to Money Pool				533.7	178.6
Average Borrowings from Money Pool				143.2	95.5
Average Loans to Money Pool				268.1	169.5
Net Loans (Borrowings) to/from Money Pool				81.4	(118.7)
Authorized Short Term Borrowing Limit				$ 350.0	$ 350.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				2.97%	1.85%		1.02%
Minimum Interest Rate				1.81%	0.92%		0.69%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.31%	1.28%		0.79%
Average Interest Rate For Funds Loaned				2.00%	0.98%		0.90%
Southwestern Electric Power Co [Member] | Nonutility [Member]
Maximum Interest Rate for Funds Borrowed				0.00%	0.00%		0.00%
Minimum Interest Rate For Funds Borrowed				0.00%	0.00%		0.00%
Maximum Interest Rate For Funds Loaned				2.97%	1.85%		1.02%
Minimum Interest Rate for Funds Loaned				1.83%	0.00%		0.69%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Loans to Money Pool				$ 2.0	$ 2.0
Average Loans to Money Pool				2.0	2.0
Net Loans (Borrowings) to/from Money Pool				$ 2.0	$ 2.0
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.00%	0.00%		0.00%
Average Interest Rate For Funds Loaned				2.36%	1.32%		0.82%
Southwestern Electric Power Co [Member] | Loans Payable [Member]
Short-term Debt
Debt, Weighted Average Interest Rate	[6]			0.00%	2.92%
Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2048
Weighted Average Interest Rate				4.36%
Senior Notes [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.15%	2.15%
Senior Notes [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				8.13%	8.13%
Senior Notes [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2047
Weighted Average Interest Rate				4.06%
Senior Notes [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.40%	2.40%
Senior Notes [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.76%	6.76%
Senior Notes [Member] | AEP Transmission Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2048
Weighted Average Interest Rate				3.92%
Senior Notes [Member] | AEP Transmission Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.68%	2.68%
Senior Notes [Member] | AEP Transmission Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.52%	5.52%
Senior Notes [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2021
Maturity Date High				2045
Weighted Average Interest Rate				5.20%
Senior Notes [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.30%	3.30%
Senior Notes [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				7.00%	7.00%
Senior Notes [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2048
Weighted Average Interest Rate				4.38%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.20%	3.20%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.05%	7.00%
Senior Notes [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2048
Weighted Average Interest Rate				5.52%
Senior Notes [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.15%	5.375%
Senior Notes [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.60%	6.60%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2046
Weighted Average Interest Rate				4.80%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.05%	3.05%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.625%	6.625%
Senior Notes [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2048
Weighted Average Interest Rate				4.04%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.75%	2.75%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.20%	6.45%
Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[11]			2018
Maturity Date High	[11]			2038
Weighted Average Interest Rate				3.14%
Pollution Control Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.60%	1.54%
Pollution Control Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.30%	6.30%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2020
Maturity Date High				2030
Weighted Average Interest Rate				4.39%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.75%	1.75%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.30%	6.30%
Pollution Control Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[11]			2018
Maturity Date High	[11]			2038
Weighted Average Interest Rate				2.64%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.70%	1.625%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.38%	5.38%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[11]			2018
Maturity Date High	[11]			2025
Weighted Average Interest Rate				2.49%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.81%	1.75%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.05%	2.75%
Pollution Control Bonds [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2038
Maturity Date High				2038
Weighted Average Interest Rate				5.80%
Pollution Control Bonds [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.80%	5.80%
Pollution Control Bonds [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.80%	5.80%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2020
Maturity Date High				2020
Weighted Average Interest Rate				4.45%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.45%	4.45%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.45%	4.45%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2019
Weighted Average Interest Rate				1.60%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.60%	1.60%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.60%	4.95%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt			$ 54.0
Debt Instrument, Interest Rate, Stated Percentage			1.60%
Due Date			2019
Notes Payable, Other Payables [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2032
Weighted Average Interest Rate				3.95%
Notes Payable, Other Payables [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.20%	2.03%
Notes Payable, Other Payables [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.37%	6.37%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2022
Weighted Average Interest Rate				3.30%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.20%	2.03%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.38%	2.19%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt		$ 2.0	$ 15.0
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2024
Maturity Date High				2032
Weighted Average Interest Rate				5.23%
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.58%	4.58%
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.37%	6.37%
Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[12]			2018
Maturity Date High	[12]			2028
Weighted Average Interest Rate				3.65%
Securitization Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.98%	1.98%
Securitization Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.31%	5.31%
Securitization Bonds [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[12]			2018
Maturity Date High	[12]			2024
Weighted Average Interest Rate				3.95%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.98%	1.98%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.31%	5.31%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt			104.0
Securitization Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[12]			2023
Maturity Date High	[12]			2028
Weighted Average Interest Rate				3.06%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.008%	2.008%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.772%	3.772%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt		12.0
Securitization Bonds [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[12]			2019
Maturity Date High	[12]			2019
Weighted Average Interest Rate				2.049%
Securitization Bonds [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.049%	2.049%
Securitization Bonds [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.049%	2.049%
Securitization Bonds [Member] | Ohio Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt			23.0
Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2059
Weighted Average Interest Rate				3.72%
Other Long Term Debt [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				13.718%	13.718%
Other Long Term Debt [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2059
Weighted Average Interest Rate				3.94%
Other Long Term Debt [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.94%	2.75%
Other Long Term Debt [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.50%	4.50%
Other Long Term Debt [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2026
Weighted Average Interest Rate				3.91%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.74%	2.73%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				13.718%	13.718%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2025
Weighted Average Interest Rate				3.80%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.66%	2.82%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.00%	6.00%
Other Long Term Debt [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2028
Maturity Date High				2028
Weighted Average Interest Rate				1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2027
Weighted Average Interest Rate				3.70%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.00%	2.584%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.72%	3.00%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2020
Maturity Date High				2028
Weighted Average Interest Rate				4.03%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.75%	2.925%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.68%	4.28%
Other Long Term Debt [Member] | Transource Energy [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Proceeds from Issuance of Long-term Debt		$ 3.0	$ 3.0
Due Date			2020
July 2020 [Member]
Financing Activities (Textuals)
Commitment From Bank Conduits To Finance Receivables				$ 125.0
July 2021 [Member]
Financing Activities (Textuals)
Commitment From Bank Conduits To Finance Receivables				625.0
Servicing Contracts [Member] | Appalachian Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				7.0	$ 5.6		$ 6.7
Servicing Contracts [Member] | Indiana Michigan Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				9.2	6.7		7.1
Servicing Contracts [Member] | Ohio Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				26.3	21.7		28.9
Servicing Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				7.9	7.0		6.2
Servicing Contracts [Member] | Southwestern Electric Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				$ 8.9	$ 7.2		$ 6.9

[1]	Reissued Treasury Stock used to fulfill share commitments related to AEP’s Share-based Compensation. See “Shared-based Compensation Plans” section of Note 15 for additional information.
[2]	For certain series of Pollution Control Bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.
[3]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[4]	Spent Nuclear Fuel Obligation consists of a liability along with accrued interest for disposal of SNF. See “Spent Nuclear Fuel Disposal” section of Note 6 for additional information.
[5]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
[6]	Weighted-average interest rate.
[7]	Includes the restrictions of consolidated and non-consolidated subsidiaries.
[8]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[9]	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.
[10]	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.
[11]	Certain Pollution Control Bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.
[12]	Dates represent the scheduled final payment dates for the securitization bonds. The legal maturity date is one to two years later. These bonds have been classified for maturity and repayment purposes based on the scheduled final payment date.